September 5, 2008
Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549
Re:      Transamerica Corporate Separate Account Sixteen (File No. 333-109579)
Dear Commissioners:
On behalf of Transamerica Corporate Separate Account Sixteen (“separate account”) of Transamerica Life Insurance Company, incorporated by reference are the Semi-Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”).
The funds are as follows:
A I M Variable Insurance Funds — A I M V.I. Dynamics Fund (Series I Shares)
A I M Variable Insurance Funds — A I M V.I. Financial Services Fund (Series I Shares)
A I M Variable Insurance Funds — A I M V.I. Global Health Care Fund (Series I Shares)
A I M Variable Insurance Funds — A I M V.I. Small Cap Equity Fund (Series I Shares)
A I M Variable Insurance Funds — A I M V.I. Technology Fund (Series I Shares)
American Funds Insurance Series — AFIS Global Small Capitalization Fund (Class 2)
American Funds Insurance Series — AFIS Growth Fund (Class 2)
American Funds Insurance Series — AFIS International Fund (Class 2)
American Funds Insurance Series — AFIS New World Fund (Class 2)
DFA Investment Dimensions Group, Inc. — DFA VA Global Bond Portfolio
DFA Investment Dimensions Group, Inc. — DFA VA International Small Portfolio
DFA Investment Dimensions Group, Inc. — DFA VA International Value Portfolio
DFA Investment Dimensions Group, Inc. — DFA VA U.S. Large Value Portfolio
DFA Investment Dimensions Group, Inc. — DFA VA Short-Term Fixed Portfolio
DFA Investment Dimensions Group, Inc. — DFA VA U.S. Targeted Value Portfolio
DWS Investments VIT Funds — DWS Small Cap Index VIP (Class A)
Fidelity Variable Insurance Products Funds — Fidelity VIP Balanced Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds — Fidelity VIP Contrafund® Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds — Fidelity VIP Growth Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds — Fidelity VIP Growth Opportunities Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds — Fidelity VIP High Income Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds — Fidelity VIP International Capital Appreciation Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds — Fidelity VIP Mid Cap Portfolio (Initial Class)
First Eagle Variable Funds, Inc. — First Eagle Overseas Variable Fund
Ibbotson ETF Allocation Series — Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1)
Ibbotson ETF Allocation Series — Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1)

Ibbotson ETF Allocation Series — Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1)
Ibbotson ETF Allocation Series — Ibbotson Growth ETF Asset Allocation Portfolio (Class 1)
Ibbotson ETF Allocation Series — Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class 1)
Janus Aspen Series — Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Series — Janus Aspen Flexible Bond Portfolio (Institutional Shares)
Janus Aspen Series — Janus Aspen Forty Portfolio (Institutional Shares)
Janus Aspen Series — Janus Aspen International Growth Portfolio (Institutional Shares)
Janus Aspen Series — Janus Aspen Large Cap Growth Portfolio (Institutional Shares)
Janus Aspen Series — Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
Janus Aspen Series — Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
PIMCO Variable Insurance Trust — PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO Variable Insurance Trust — PIMCO VIT All Asset Portfolio (Institutional Class)
PIMCO Variable Insurance Trust — PIMCO VIT High Yield Portfolio (Institutional Class)
PIMCO Variable Insurance Trust — PIMCO VIT Real Return Portfolio (Institutional Class)
PIMCO Variable Insurance Trust — PIMCO VIT Short-Term Portfolio (Institutional Class)
PIMCO Variable Insurance Trust — PIMCO VIT StocksPLUS® Growth and Income Portfolio (Institutional Class)
PIMCO Variable Insurance Trust — PIMCO VIT Total Return Portfolio (Institutional Class)
Royce Capital Fund — Royce Micro-Cap Portfolio
Royce Capital Fund — Royce Small-Cap Portfolio
Rydex Variable Trust — NASDAQ®-100 Fund
Rydex Variable Trust — Nova Fund
T. Rowe Price Equity Series, Inc. — T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. — T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. — T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. — T. Rowe Price New America Growth Portfolio
T. Rowe Price International Series, Inc. — T. Rowe Price International Stock Portfolio
Third Avenue Variable Series Trust — Third Avenue Value Portfolio
The Universal Institutional Funds, Inc. — UIF U.S. Mid Cap Value Portfolio (Class I)
Van Eck Worldwide Insurance Trust — Van Eck Worldwide Absolute Return Fund
Vanguard® Variable Insurance Fund — Vanguard® VIF Balanced Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF Capital Growth Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF Diversified Value Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF Equity Income Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF Equity Index Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF Growth Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF High Yield Bond Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF International Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF Money Market Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF REIT Index Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF Short-Term Investment-Grade Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF Small Company Growth Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund — Vanguard® VIF Total Stock Market Index Portfolio
These Semi-Annual Reports are for the period ending June 30, 2008 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 355-4277.
Very truly yours,

/s/ Ken Turnquist
Vice President

Document 1 The Semi-Annual Report A I M Variable Insurance Funds — A I M V.I. Dynamics Fund (Series I Shares), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-07452).
Document 2 The Semi-Annual Report of A I M Variable Insurance Funds — A I M V.I. Financial Services Fund (Series I Shares), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-07452).
Document 3 The Semi-Annual Report of A I M Variable Insurance Funds — A I M V.I. Global Health Care Fund (Series I Shares), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-07452).
Document 4 The Semi-Annual Report of A I M Variable Insurance Funds — A I M V.I. Small Cap Equity Fund (Series I Shares), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-07452).
Document 5 The Semi-Annual Report of A I M Variable Insurance Funds — A I M V.I. Technology Fund (Series I Shares), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-07452)/
Document 6 The Semi-Annual Report of American Funds Insurance Series — AFIS Global Small Capitalization Fund (Class 2), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-03857).
Document 7 The Semi-Annual Report of American Funds Insurance Series — AFIS Growth Fund (Class 2), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-03857).
Document 8 The Semi-Annual Report of American Funds Insurance Series — AFIS International Fund (Class 2), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008, 2008 (File No. 811-03857).
Document 9 The Semi-Annual Report of American Funds Insurance Series — AFIS New World Fund (Class 2), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-03857).
Document 10 The Semi-Annual Report of DFA Investment Dimensions Group, Inc. — DFA VA Global Bond Portfolio, dated May 31, 2008, was filed with the Securities and Exchange Commission on July 30, 2008 (File No. 811-03258).
Document 11 The Semi-Annual Report of DFA Investment Dimensions Group, Inc. — DFA VA International Small Portfolio, dated May 31, 2008, was filed with the Securities and Exchange Commission on July 30, 2008 (File No. 811-03258).
Document 12 The Semi-Annual Report of DFA Investment Dimensions Group, Inc. — DFA VA International Value Portfolio, dated May 31, 2008, was filed with the Securities and Exchange Commission on July 30, 2008 (File No. 811-03258).
Document 13 The Semi-Annual Report of DFA Investment Dimensions Group, Inc. — DFA U.S. VA Large Value Portfolio, dated May 31, 2008, was filed with the Securities and Exchange Commission on July 30, 2008 (File No. 811-03258).

Document 14 The Semi-Annual Report of DFA Investment Dimensions Group, Inc. — DFA VA Short-Term Fixed Portfolio, dated May 31, 2008, was filed with the Securities and Exchange Commission on July 30, 2008 (File No. 811-03258).
Document 15 The Semi-Annual Report of DFA Investment Dimensions Group, Inc. —DFA VA U.S. Targeted Value Portfolio, dated May 31, 2008, was filed with the Securities and Exchange Commission on July 30, 2008 (File No. 811-03258).
Document 16 The Semi-Annual Report of DWS Investments VIT Funds — DWS Small Cap Index VIP (Class A), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-07507).
Document 17 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Fidelity VIP Balanced Portfolio (Initial Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 18 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Fidelity VIP Contrafund® Portfolio (Initial Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 19 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Fidelity VIP Growth Portfolio (Initial Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 20 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Fidelity VIP Growth Opportunities Portfolio (Initial Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 21 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Fidelity VIP High Income Portfolio (Initial Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 22 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Fidelity VIP International Capital Appreciation Portfolio (Initial Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 23 The Semi-Annual Report of Fidelity Variable Insurance Products Funds — Fidelity VIP Mid Cap Portfolio (Initial Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).
Document 24 The Semi-Annual Report of First Eagle Variable Funds, Inc. — First Eagle Overseas Variable Fund, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-09092).
Document 25 The Semi-Annual Report of Ibbotson ETF Allocation Series — Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class 1), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-21987).

Document 26 The Semi-Annual Report of Ibbotson ETF Allocation Series — Ibbotson Balanced ETF Asset Allocation Portfolio (Class 1), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-21987).
Document 27 The Semi-Annual Report of Ibbotson ETF Allocation Series — Ibbotson Conservative ETF Asset Allocation Portfolio (Class 1), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-21987).
Document 28 The Semi-Annual Report of Ibbotson ETF Allocation Series — Ibbotson Growth ETF Asset Allocation Portfolio (Class 1), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-21987).
Document 29 The Semi-Annual Report of Ibbotson ETF Allocation Series — Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class 1), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-21987).
Document 30 The Semi-Annual Report of Janus Aspen Series — Janus Aspen Balanced Portfolio (Institutional Shares), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-07736).
Document 31 The Semi-Annual Report of Janus Aspen Series — Janus Aspen Flexible Bond Portfolio (Institutional Shares), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-07736).
Document 32 The Semi-Annual Report of Janus Aspen Series — Janus Aspen Forty Portfolio (Institutional Shares) dated June 30, 2008 that was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-07736).
Document 33 The Semi-Annual Report of Janus Aspen Series — Janus Aspen International Growth Portfolio (Institutional Shares), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-07736).
Document 34 The Semi-Annual Report of Janus Aspen Series — Janus Aspen Large Cap Growth Portfolio (Institutional Shares), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008, 2008 (File No. 811-07736).
Document 35 The Semi-Annual Report of Janus Aspen Series — Janus Aspen Mid Cap Growth Portfolio (Institutional Shares), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-07736).
Document 36 The Semi-Annual Report of Janus Aspen Series — Janus Aspen Worldwide Growth Portfolio (Institutional Shares), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-07736).
Document 37 The Semi-Annual Report PIMCO Variable Insurance Trust — PIMCO VIT All Asset Portfolio (Administrative Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-08399).

Document 38 The Semi-Annual Report PIMCO Variable Insurance Trust — PIMCO VIT All Asset Portfolio (Institutional Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-08399).
Document 39 The Semi-Annual Report PIMCO Variable Insurance Trust — PIMCO VIT High Yield Portfolio (Institutional Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-08399).
Document 40 The Semi-Annual Report PIMCO Variable Insurance Trust — PIMCO VIT Real Return Portfolio (Institutional Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-08399).
Document 41 The Semi-Annual Report of PIMCO Variable Insurance Trust — PIMCO VIT Short-Term Portfolio (Institutional Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-08399).
Document 42 The Semi-Annual Report PIMCO Variable Insurance Trust — PIMCO VIT StocksPLUS Growth® and Income Portfolio (Institutional Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-08399).
Document 43 The Semi-Annual Report of PIMCO Variable Insurance Trust — PIMCO VIT Total Return Portfolio (Institutional Class), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 29, 2008 (File No. 811-08399).
Document 44 The Semi-Annual Report of Royce Capital Fund — Royce Micro-Cap Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 26, 2008 (File No. 811-07537).
Document 45 The Semi-Annual Report of Royce Capital Fund — Royce Small-Cap Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 26, 2008 (File No. 811-07537).
Document 46 The Semi-Annual Report of Rydex Variable Trust — NASDAQ®-100 Fund, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-08821).
Document 47 The Semi-Annual Report of Rydex Variable Trust — Nova Fund, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-08821).
Document 48 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. — T. Rowe Price Blue Chip Growth Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 26, 2008 (File No. 811-07143).
Document 49 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. — T. Rowe Price Equity Income Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 26, 2008 (File No. 811-07143).
Document 50 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. — T. Rowe Price Mid-Cap Growth Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 26, 2008 (File No. 811-07143).

Document 51 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. — T. Rowe Price New America Growth Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 26, 2008 (File No. 811-07143).
Document 52 The Semi-Annual Report of T. Rowe Price International Series, Inc. — T. Rowe Price International Stock Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 26, 2008 (File No. 811-07145).
Document 53 The Semi-Annual Report of Third Avenue Variable Series Trust — Third Avenue Value Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 19, 2008 (File No. 811-09395).
Document 54 The Semi-Annual Report of The Universal Institutional Funds, Inc. — UIF U.S. Mid Cap Value Portfolio (Class I), dated June 30, 2008, was filed with the Securities and Exchange Commission on August 28, 2008 (File No. 811-07607).
Document 55 The Semi-Annual Report of Van Eck Worldwide Insurance Trust — Van Eck Worldwide Absolute Return Fund, dated June 30, 2008, was filed with the Securities and Exchange Commission on September 2, 2008 (File No. 811-05083).
Document 56 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF Balanced Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 57 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF Capital Growth Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 58 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF Diversified Value Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 59 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF Equity Income Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 60 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF Equity Index Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 61 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF Growth Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 62 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF High Yield Bond Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).

Document 63 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF International Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 64 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF Mid-Cap Index Portfolio, dated June 30, 2008, that was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 65 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF Money Market Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 66 The Semi-Annual Report Vanguard® Variable Insurance Fund — Vanguard® VIF REIT Index Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 67 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF Short-Term Investment-Grade Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 68 The Semi-Annual Report of Vanguard® Variable Insurance Fund — Vanguard® VIF Small Company Growth Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 69 The Semi-Annual Report Vanguard® Variable Insurance Fund — Vanguard® VIF Total Bond Market Index Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).
Document 70 The Semi-Annual Report Vanguard® Variable Insurance Fund — Vanguard® VIF Total Stock Market Index Portfolio, dated June 30, 2008, was filed with the Securities and Exchange Commission on August 27, 2008 (File No. 811-05962).